As filed with the Securities and Exchange Commission on October 17, 2019

Securities Act File No. 333-171178

Investment Company Act File No. 811-22504

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[x]

Pre-Effective Amendment No.

Post-Effective Amendment No. 17

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[x]

Amendment No. 19

CLARK FORK TRUST

(Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (406) 541-0130

Capitol Services, Inc.
615 S. Dupont Hwy, Dover, DE 19901
(Name and Address of Agent for Service)

With Copies to:

Russell T. Piazza Front Street Capital Management, Inc. 218 East Front Street, Suite 205 Missoula, Montana 59802	John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this filing

 It is proposed that this filing will become effective:  (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b);

[   ]  on _______ pursuant to paragraph (b);

[   ]  60 days after filing pursuant to paragraph (a)(1);

[   ]  on ______ (date) pursuant to paragraph (a)(1);

[   ]  75 days after filing pursuant to paragraph (a)(2); or

[   ]  on ______ (date) pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Missoula, State of Montana, on the 17th  day of October, 2019.

CLARK FORK TRUST

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17th  day of October, 2019.

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

/s/ Michele Blood

Michele Blood, Treasurer, Principal Financial Officer

/s/ Simona Stan*

Simona Stan, Trustee

/s/ Michael Munsey*

Michael Munsey, Trustee

*By: Russell T. Piazza

Attorney-in-fact pursuant to Powers of Attorney previously filed.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase